DERIVATIVE FINANCIAL INSTRUMENTS - Currency Risk Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
U S Dollar Call Options
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 0	$ 0
Within 1 year
Disclosure of detailed information about financial instruments [line items]
Non-hedge derivatives	$ 252,000